Summary of significant accounting policies (Details Textuals 1) - Zetta Health Analytics SA	8 Months Ended
Aug. 31, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Contingent purchase price payable date	April 1, 2025
Contingent consideration milestone condtion	certain metrics related to accumulated gross sales
Preliminary goodwill recognized amounts	R$ 48,742